Land use rights	12 Months Ended
Dec. 31, 2012
Land use rights
Land use rights

6                                         Land use rights

Land use rights consist of the following items:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Land use rights:
- non-current portion	139,707	128,220	20,581
- current portion	3,197	3,024	485
Total land use rights	142,904	131,244	21,066